INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets, net of amortization

	As of December 31, 2024			As of December 31, 2025
	Gross	Less: accumulated	Net	Gross	Less: accumulated	Net	Weighted-average
	carrying	amortization	carrying	carrying	amortization	carrying	remaining
	amount		amount	amount		amount	useful life
							(in years)
Technologies and licenses	6.4	(3.7)	2.7	29.7	(10.6)	19.1	3.4
Assets not yet in use	2.2	—	2.2	0.6	—	0.6	—
Total intangible assets	8.6	(3.7)	4.9	30.3	(10.6)	19.7

Schedule of estimated amortization expense over the next five years and thereafter for intangible assets

Estimated amortization expense over the remaining useful life for intangible assets subject to amortization as of December 31, 2025 was as follows:

Other
intangible
assets
2026	6.9
2027	4.6
2028	4.0
2029	3.1
2030	0.5
Total	19.1